Leases (Details) ¥ in Millions, $ in Millions	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Leases
Operating lease ROU assets	¥ 31,128	$ 4,451	¥ 24,532
Operating lease liabilities-current	9,399	1,344	7,606
Operating lease liabilities-non-current	23,708	$ 3,390	18,106
Total operating lease liabilities	¥ 33,107		¥ 25,712
Weighted average remaining lease term	7 years 1 month 6 days	7 years 1 month 6 days	7 years 2 months 12 days
Weighted average discount rate	3.60%	3.60%	4.20%